Related Parties (Details 3) - iDnext [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Monthly fees	$ 104
Total	$ 104